Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Line Items]
Other accounts receivables		$ 267
Fair value of the derivative instruments not designated as hedging	$ 15
Financial liability		10
Fair value of derivative instrument designated as hedging instrument	197
Fair value of derivative instrument designated as hedging instrument	197	49
Net and income value	1,069	(30)	$ (186)
Top of Range [Member]
Financial Instruments [Line Items]
Open transactions for derivative instruments	4,849
Bottom of Range [Member]
Financial Instruments [Line Items]
Open transactions for derivative instruments	3,652
Cash Flow Hedges [Member]
Financial Instruments [Line Items]
Fair value of derivative instrument designated as hedging instrument		49
Net and income value	126
Net unrecognized expenses		$ 89
Cash Flow Hedges [Member] | Top of Range [Member]
Financial Instruments [Line Items]
Open transactions for derivative instruments	562
Cash Flow Hedges [Member] | Bottom of Range [Member]
Financial Instruments [Line Items]
Open transactions for derivative instruments	$ 1,023
“Monte Carlo Simulation” [Member]
Financial Instruments [Line Items]
Risk-adjusted discount rate	9.60%	11.50%
Volatility rate	13.32%	14.19%
Fair value total	$ 23,237	$ 23,566